LORD ABBETT AFFILIATED FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 4, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Affiliated Fund, Inc. (the “Registrant”)
1933 Act File No. 002-10638
1940 Act File No. 811-00005

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and the statement of additional Information contained in Post-Effective Amendment No. 111 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the U.S. Securities and Exchange Commission on February 29, 2016.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2577.

Sincerely,

/s/ Judy Krebs

Judy Krebs

Paralegal

Lord, Abbett & Co. LLC